Revenue from Contracts with Customers - Schedule of Disaggregated Net Revenues (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023		Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total net revenues	$ 44,389	$ 46,687	$ 48,423	$ 46,416	[1]	$ 94,839	$ 141,526	$ 187,993	$ 215,531	$ 193,146
Sales discount	2,302			3,494	[1]			12,527	15,407	7,938
Weedmaps for Business and other SaaS solutions
Disaggregation of Revenue [Line Items]
Total net revenues	13,282			11,310				46,730	50,662	42,611
Featured and deal listings
Disaggregation of Revenue [Line Items]
Total net revenues	28,166			32,280				126,546	149,621	138,480
Subtotal
Disaggregation of Revenue [Line Items]
Total net revenues	41,448			43,590				173,276	200,283	181,091
Other ad solutions
Disaggregation of Revenue [Line Items]
Total net revenues	2,941			2,826				14,717	15,248	12,055
Sales Discount
Disaggregation of Revenue [Line Items]
Sales discount	$ 200			$ 1,100				$ 4,200	$ 4,500	$ 2,600

[1]	For the three months ended March 31, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.